Operating expenses, Shares Held by Directors and Executives (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares Held by Executives and Directors [Abstract]
Executives and Directors as a group (in shares)	[1]	2,239,955	2,362,991	2,143,973
Number of restricted stock subject to vesting conditions (in shares)		355,000	400,970	498,818
President & Chief Executive Officer [Member]
Shares Held by Executives and Directors [Abstract]
Period of base salary entitled to directors and executives in connection with termination of employment		18 months
Chief Financial Officer [Member]
Shares Held by Executives and Directors [Abstract]
Period of base salary entitled to directors and executives in connection with termination of employment		12 months

[1]	Includes 355,000 (2024: 400,970, 2023: 498,818) shares of restricted stock subject to vesting conditions.